Inventory (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory (Textual)
Raw materials	$ 41,231	$ 41,231
Finished goods	114,682	115,135	26,973
Inventory	$ 155,913	$ 156,366	$ 26,973